Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	MoneyHero Limited
Document Type	POS AM
Amendment Flag	true
Amendment Description	This post-effective amendment No. 3 is being filed solely for the purpose of filing exhibit 5.1 to this registration on Form F-1, or the Registration Statement, and to amend and restate the exhibit index set forth in Part II of the Registration Statement. No changes have been made to the Registration Statement other than this explanatory note as well as revised versions of the cover page and exhibit index of the Registration Statement. This post-effective amendment No. 3 does not contain copies of the prospectus included in the Registration Statement, which remains unchanged from post-effective amendment No. 2 to the Registration Statement filed on June 21, 2024.
Entity Central Index Key	0001974044
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9